LIABILITIES SUBJECT TO COMPROMISE (Tables)	12 Months Ended
Dec. 31, 2018
Text Block [Abstract]
Summary of Prepetition Liabilities Subject to Compromise

other events. The following table reflects prepetition liabilities subject to compromise as at December 31, 2018 and 2017:

	2018	2017
Borrowings and financing	—	49,129,546
Derivative financial instrument	—	104,694
Trade payables	—	2,139,312
Provision for civil contingencies - Anatel	—	9,333,795
Provison fo pension plan	—	560,046
Other	—	43,334
Provision for labor contingencies	—	899,226
Provision for civil - other claims	—	2,929,275

Liabilities subject to compromise (*)	—	65,139,228

(*)

The total amount of prepetition liabilities subjected to compromise differs from the R$63,960,008 amount of the Creditors List prepared by the Company and filed on May 29, 2017. Per ASC 852, prepetition liabilities subject to compromise included the best estimate, as per the criteria set forth in ASC 450, of contingencies/claims subject to compromise and that in accordance with the Brazilian Law were not included in the Creditor’s List.

Schedule of Accounting Adjustments in Restructured Prepetition Liabilities

The movements in the restructured prepetition liabilities and the accounting adjustments made for initial recognition of the terms and conditions set forth by the approved and ratified JRP, including the effects on the fair value of these liabilities pursuant to the criteria of ASC 820, and applicable GAAP, are as follow:

	12/31/2017	Reclassifications	Mediations and other	Haircut (i)	Equity (ii)	Present value (iii)	Financial charges (iv)	12/31/2018
Liabilities subject to compromise
Bondholders	32,314,638	(32,314,638)	—	—	—	—	—	—
BNDES	3,326,952	(3,326,952)	—	—	—	—	—	—
Other Borrowings and financing	13,487,957	(13,487,957)	—	—	—	—	—	—
Derivative financial instrument	104,694	(104,694)	—	—	—	—	—	—
Trade payables	2,139,312	(2,139,312)	—	—	—	—	—	—
Provision for civil contingencies - Anatel	9,333,795	(9,333,795)	—	—	—	—	—	—
Provison for pension plan	560,046	(560,046)	—	—	—	—	—	—
Other	43,333	(43,333)	—	—	—	—	—	—
Provision for labor contingencies	899,226	(1,036,172)	136,946	—	—	—	—	—
Provision for civil - other claims	2,929,275	(2,218,538)	(710,737)	—	—	—	—	—

Total - Liabilities subject to compromise	65,139,228	(64,565,437)	(573,791)	—	—	—	—	—

Bondholders	—	32,314,638	(161,600)	(11,054,800)	(11,613,980)	(4,807,262)	2,035,699	6,712,695
BNDES – Borrowings and financing	—	3,326,952	—	—	—	—	289,122	3,616,074
Other Borrowings and financing	—	13,592,651	50,375	—	—	(9,121,399)	1,599,510	6,121,137
Anatel (AGU) and other trade payables	—	10,588,661	445,077	(1,826,678)	—	(5,577,234)	164,784	3,794,610
Provison for labor, civil and Anatel contingencies	—	4,182,489	56,975	—	—	—	149,173	4,388,637
Provison for pension plan	—	560,046	—	—	—	—	14,679	574,725

Total - Liabilities not subject to compromise	—	64,565,437	390,827	(12,881,478)	(11,613,980)	(19,505,895)	4,252,967	25,207,878

(i)	Represent gains on restructuring of borrowings and financings, trade payables owing to ANATEL-AGU and other trade payables, as a result of the JR Proceedings.
(ii)	Represent the fair value of shares issued in partial settlement of the Senior Notes (Note 22).
(iii)

The financial liabilities have been adjusted to present value according to the criteria of ASC 852 as of the time at which it has reclassified each of the financial liabilities that were legally affected by the JRP from liabilities subject to compromise to borrowings and financings or trade payables. It was calculated taking into consideration the contractual flows provided for in the JRP, discounted using rates that range from 12.6% per year to 16.4% per year, depending on the maturities and currency of each instrument.

(iv)

Represent the contractual interest and foreign currency fluctuation calculated after completed the financial debt restructuring and other claims restructuring in the terms and conditions provided in the JRP.